RENTAL INCOME (Schedule of rental income) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Minimum rentals	$ 16,872,201	$ 16,121,934	$ 15,154,021
Revenue to temporarily vacate lease (Note 15)	860,284	813,663	737,802
Total	17,732,485	16,935,597	15,891,823
Company owned property [Member]
Minimum rentals	10,609,834	10,412,191	9,308,907
Revenue to temporarily vacate lease (Note 15)	556,354	538,212	421,743
Leased property [Member]
Minimum rentals	6,262,367	5,709,743	5,845,114
Revenue to temporarily vacate lease (Note 15)	$ 303,930	$ 275,451	$ 316,059